ABERDEEN FUNDS

Aberdeen Dynamic Dividend Fund

Aberdeen Global Infrastructure Fund

Aberdeen High Yield Managed Duration Municipal Fund

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

Aberdeen Income Builder Fund

Aberdeen Ultra Short Municipal Income Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 14, 2018 to each Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated March 7, 2018

The Funds are newly-organized series of Aberdeen Funds (the “Trust”) that will commence operations upon consummation of the proposed reorganizations of certain series of Alpine Series Trust, Alpine Equity Trust and Alpine Income Trust (the “Target Funds”) into corresponding Funds of the Trust (the “Acquiring Funds”) as listed in the table below (each, a “Reorganization”, and collectively, the “Reorganizations”).

Target Fund	Acquiring Fund
Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Alpine High Yield Managed Duration Municipal Fund	Aberdeen High Yield Managed Duration Municipal Fund
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund

Shares of the Acquiring Funds will not be publicly offered until the closing of the Reorganizations, which are subject to certain conditions, including approval by shareholders of each Target Fund.

The foregoing disclosure is not intended to solicit a proxy from any shareholder of the Target Funds.  The solicitation of proxies to effect the Reorganizations will only be made by a final, effective Registration Statement on Form N-14 (“Form N-14”), which includes a definitive Proxy Statement/Prospectus, after that Registration Statement is declared effective by the Securities and Exchange Commission.

Until the Reorganizations are consummated, the Acquiring Funds’ Prospectus and SAI are only intended to be used in connection with their incorporation by reference, as applicable, into the Form N-14 relating to the Reorganizations.

This supplement is dated March 14, 2018.

Please retain this supplement for future reference.